SIGNIFICANT ACCOUNTING POLICIES - Services Costs (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES
Deferred services transition and setup costs	$ 2,072	$ 2,144
Estimated amortization of deferred services transition and setup costs for 2017	590
Estimated amortization of deferred services transition and setup costs for 2018	515
Estimated amortization of deferred services transition and setup costs for 2019	374
Estimated amortization of deferred services transition and setup costs for 2020	248
Estimated amortization of deferred services transition and setup costs thereafter	344
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	160	$ 184
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2017	53
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2018	46
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2019	28
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2020	20
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	$ 13